Provision (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision
Provisions at beginning	£ 207	£ 50
Utilisation of provision	(207)	(43)		£ (97)
Provision released during the period		200
Provisions at ending		£ 207	£ 50